Share-Based Compensation (Details) - Schedule of nonvested restricted stock units activity	12 Months Ended
	Dec. 31, 2021 $ / shares shares
Schedule Of Nonvested Restricted Stock Units Activity Abstract
Restricted Stock Units, Outstanding beginning balance | shares
Weighted- Average Grant Date Fair Value, Outstanding beginning balance | $ / shares
Restricted Stock Units, Granted | shares	991,020
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 17.23
Restricted Stock Units, Vested | shares	(140,000)	[1]
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 17.23	[1]
Restricted Stock Units, Forfeited | shares
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares
Restricted Stock Units, Outstanding ending balance | shares	851,020
Weighted- Average Grant Date Fair Value, Outstanding ending balance | $ / shares	$ 17.23

[1]	Vested RSUs include 55,090 units that were not converted into Class A Common Stock due to net share settlements to cover employee withholding taxes.